N-4	Apr. 07, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Apr. 07, 2023
Amendment Flag	false
New York Life Premier Advisory Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
We do not assess any early withdrawal charges on the base contract.
If, however, you purchase the IPR, you will be assessed an IPR
Termination and Withdrawal Charge if you surrender your policy within the first three Policy Years. The maximum charge is 2% of the IPR
Guaranteed Amount that exceeds the IPR Free Withdrawal Amount.
For example, if your IPR Guaranteed Amount is $100,000 and you surrender your policy within the first three Policy Years, you could pay an IPR Termination and Withdrawal Charge of $1,600.00. For the IPR
Termination and Withdrawal Charge applicable to policies issued in
New York, see APPENDIX 2 – State Variations.
CHARGES AND DEDUCTIONS - Transaction Expenses – IPR Termination and Withdrawal Charge – Policy Surrender within the first 3 Policy Years
Transaction Charges
We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 25 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. If you elect the IPR, you will be assessed an
IPR Termination and Withdrawal Charge if you (i) cancel the IPR;
(ii) surrender the policy; and/or (iii) take a partial withdrawal in excess of the IPR Free Withdrawal Amount during the first three Policy Years.
CHARGES AND DEDUCTIONS - Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any Advisory Fees paid to the Investment
Adviser. If such fees were reflected, the fees and expenses disclosed below would be higher.
CHARGES AND DEDUCTIONS - Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	0.30%	0.40%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.39%	1.38%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	0.70%[4]	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As an annualized percentage of daily Variable Accumulation Value
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2022 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death benefit Rider, calculated as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the IPR, calculated as a percentage of the amount guaranteed under the IPR.
4 If you elect the IPR and cancel it, take a withdrawal in excess of the
IPR Free Withdrawal Amount or surrender the policy within the first three Policy Years, the IPR Termination and Withdrawal Charge could substantially increase costs.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy.

LOWEST ANNUAL COST: $762.50	HIGHEST ANNUAL COST $2,358.80

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal
We do not assess any early withdrawal charges on the base contract.
If, however, you purchase the IPR, you will be assessed an IPR
Termination and Withdrawal Charge if you surrender your policy within the first three Policy Years. The maximum charge is 2% of the IPR
Guaranteed Amount that exceeds the IPR Free Withdrawal Amount.
For example, if your IPR Guaranteed Amount is $100,000 and you surrender your policy within the first three Policy Years, you could pay an IPR Termination and Withdrawal Charge of $1,600.00. For the IPR
Termination and Withdrawal Charge applicable to policies issued in
New York, see APPENDIX 2 – State Variations.
CHARGES AND DEDUCTIONS - Transaction Expenses – IPR Termination and Withdrawal Charge – Policy Surrender within the first 3 Policy Years

Surrender Charge Phaseout Period, Years | yr	3
Surrender Charge (of Purchase Payments) Maximum [Percent]	2.00%
Surrender Charge Example Maximum [Dollars]	$ 1,600.00
Transaction Charges [Text Block]
Transaction Charges
We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 25 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. If you elect the IPR, you will be assessed an
IPR Termination and Withdrawal Charge if you (i) cancel the IPR;
(ii) surrender the policy; and/or (iii) take a partial withdrawal in excess of the IPR Free Withdrawal Amount during the first three Policy Years.
CHARGES AND DEDUCTIONS - Transaction Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any Advisory Fees paid to the Investment
Adviser. If such fees were reflected, the fees and expenses disclosed below would be higher.
CHARGES AND DEDUCTIONS - Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	0.30%	0.40%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.39%	1.38%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	0.70%[4]	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As an annualized percentage of daily Variable Accumulation Value
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2022 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death benefit Rider, calculated as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the IPR, calculated as a percentage of the amount guaranteed under the IPR.
4 If you elect the IPR and cancel it, take a withdrawal in excess of the
IPR Free Withdrawal Amount or surrender the policy within the first three Policy Years, the IPR Termination and Withdrawal Charge could substantially increase costs.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy.

LOWEST ANNUAL COST: $762.50	HIGHEST ANNUAL COST $2,358.80

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.40%
Base Contract (N-4) Footnotes [Text Block]	1 As an annualized percentage of daily Variable Accumulation Value
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.39%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.38%
Investment Options Footnotes [Text Block]	2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2022 and will change from year to year.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	0.70%
Optional Benefits Footnotes [Text Block]	[3] The minimum fee reflects the current charge for the Annual Death benefit Rider, calculated as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the IPR, calculated as a percentage of the amount guaranteed under the IPR.
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy.

LOWEST ANNUAL COST: $762.50	HIGHEST ANNUAL COST $2,358.80

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 762.50
Highest Annual Cost [Dollars]	$ 2,358.80
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS
Not a Short-Term Investment
This policy is not designed for short-term investing and may not be appropriate for an investor who readily needs access to cash. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect the IPR, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider. Moreover, if you withdraw more than the IPR Free Withdrawal
Amount (not including withdrawals to pay Advisory Fees in states other than New York) within the first three Policy Years, you will incur an IPR
Termination and Withdrawal Charge, which could substantially increase your costs under the Policy.
PRINCIPAL RISKS
Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options you choose and the crediting rate of the
DCA Advantage Account.
•Each investment option and the DCA Advantage Account has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the DCA Advantage Account before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, including with respect to the DCA
Advantage Account, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling 1-800-598-2019.
PRINCIPAL RISKS

Investment Restrictions [Text Block]	•We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment Divisions.•If you elect the IPR, your investment options will be limited to those permitted by the rider. See APPENDIX 1B and 1C.•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Policy Year.•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.•We reserve the right to remove, close or substitute Portfolios as investment options that are available under the policy.
Optional Benefit Restrictions [Text Block]	•If you elect certain optional benefits, you can only make premium payments during your first Policy Year or after the rider holding period end date.•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.•Certain optional benefits may limit withdrawals or other rights under the policy.•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.•You are required to have a minimum Accumulation Value for some optional benefits.•Some optional benefits cannot be cancelled without surrendering your policy.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy, including withdrawals to pay Advisory Fees.•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59 ½.
Investment Professional Compensation [Text Block]	After you purchase the policy, the Investment Adviser will receive compensation in the form of Advisory Fees, some of which the Investment Adviser will pay to your investment adviser representative. Your investment adviser representative will also receive other compensation provided by NYLIAC. Given that a recommendation of this policy allows your investment adviser representative to earn other forms of compensation which may not be available in connection with other investments, the Investment Adviser and your investment adviser representative may have a financial incentive to offer or recommend this policy over other investments.
Exchanges [Text Block]	Your investment adviser representative may have a financial incentive to offer you a new policy in place of the one you own because an exchange will result in compensation for the Investment Adviser in the form of Advisory Fees, some of which will be paid to your investment adviser representative. Your investment adviser representative will also receive other compensation provided by NYLIAC. You should only consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
Item 4. Fee Table [Text Block]	Table Of Fees And Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals from, or surrendering the policy. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The tables do not include any Advisory Fees that will be paid from the policy’s Accumulation Value or, in New York, from the policyowner’s assets outside of the policy. If such charges were included, your fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.Transaction Expenses
Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 25 in a policy year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
IPR Termination and Withdrawal Charge (calculated as a percentage of the IPR Guaranteed Amount that exceeds the IPR Free Withdrawal Amount)*	2.0%	2.0%
*Applies during the first three Policy Years and is assessed if the policy owner (i) cancels the IPR; (ii) surrenders the policy; and/or (iii) takes a partial withdrawal in excess of the IPR Free Withdrawal Amount. For variations to the IPR Termination and Withdrawal Charge and IPR Free Withdrawal Amount applicable to policies issued in New York, see APPENDIX 2 – State Variations.The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses or Advisory Fees). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. Annual Policy Expenses Base Policy Charges (Without Optional Benefits)
	Guaranteed Maximum Charge	Current Charge
Base Contract Charges[1]	0.40%	0.40%
1As an annualized percentage of daily Variable Accumulation Value. This charge is reduced to 0.35% if, on a Policy Monthly Anniversary, your Accumulation Value is greater than or equal to $500,000 but less than $1,000,000 and 0.30% if your Accumulation Value is greater than or equal to $1,000,000. This charge will remain in effect until the subsequent Policy Monthly Anniversary. See “CHARGES AND DEDUCTIONS- Annual Policy Expenses - Base Contract Charges” for additional information.Optional Benefit Expenses The following table applies to Optional Benefits currently available for purchase: (Policies with an application signed on or after May 1, 2023)*
		Guaranteed Maximum Charge	Current Charge
Annual Charge for the IPR (calculated as an annualized percentage of the IPR Guaranteed Amount, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
Annual Charge if you elect an IPR Reset and the Rider Reset Effective Date is on or after May 1, 2023 (calculated as an annualized percentage of the IPR Guaranteed Amount, deducted on a quarterly basis; charge is determined based on Rider Reset Effective Date and not based on the application signature date or the date on which a Rider Reset was requested)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
Annual Death Benefit Reset Rider (ADBR) Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis).		1.00%	0.25%
*For Annual Charges for IPR for policies with applications signed on or before April 30, 2023, see APPENDIX. 3The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.39%	1.38%
After fee waivers and expense reimbursements[2]	0.28%	1.21%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2022.2Fee waivers and expense reimbursements are expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Portfolio company.
Transaction Expenses [Table Text Block]	Transaction Expenses *Applies during the first three Policy Years and is assessed if the policy owner (i) cancels the IPR; (ii) surrenders the policy; and/or (iii) takes a partial withdrawal in excess of the IPR Free Withdrawal Amount. For variations to the IPR Termination and Withdrawal Charge and IPR Free Withdrawal Amount applicable to policies issued in New York, see APPENDIX 2 – State Variations.
Exchange Fee, Maximum [Dollars]	$ 30
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]	Annual Policy Expenses Base Policy Charges (Without Optional Benefits) [1]As an annualized percentage of daily Variable Accumulation Value. This charge is reduced to 0.35% if, on a Policy Monthly Anniversary, your Accumulation Value is greater than or equal to $500,000 but less than $1,000,000 and 0.30% if your Accumulation Value is greater than or equal to $1,000,000. This charge will remain in effect until the subsequent Policy Monthly Anniversary. See “CHARGES AND DEDUCTIONS- Annual Policy Expenses - Base Contract Charges” for additional information.Optional Benefit Expenses The following table applies to Optional Benefits currently available for purchase: (Policies with an application signed on or after May 1, 2023)* *For Annual Charges for IPR for policies with applications signed on or before April 30, 2023, see APPENDIX. 3
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.40%
Base Contract Expense (of Average Account Value), Current [Percent]	0.40%
Base Contract Expense, Footnotes [Text Block]	As an annualized percentage of daily Variable Accumulation Value. This charge is reduced to 0.35% if, on a Policy Monthly Anniversary, your Accumulation Value is greater than or equal to $500,000 but less than $1,000,000 and 0.30% if your Accumulation Value is greater than or equal to $1,000,000. This charge will remain in effect until the subsequent Policy Monthly Anniversary. See “CHARGES AND DEDUCTIONS- Annual Policy Expenses - Base Contract Charges” for additional information.
Offered Starting [Date]	May 01, 2023
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.39%	1.38%
After fee waivers and expense reimbursements[2]	0.28%	1.21%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2022.2Fee waivers and expense reimbursements are expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Portfolio company.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Portfolio Company Expenses Minimum [Percent]	0.39%
Portfolio Company Expenses Maximum [Percent]	1.38%
Portfolio Company Expenses, Footnotes [Text Block]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2022.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,454.00
Surrender Expense, 3 Years, Maximum [Dollars]	10,299.73
Surrender Expense, 5 Years, Maximum [Dollars]	14,738.03
Surrender Expense, 10 Years, Maximum [Dollars]	30,751.74
Annuitized Expense, 1 Year, Maximum [Dollars]	4,454.00
Annuitized Expense, 3 Years, Maximum [Dollars]	8,699.73
Annuitized Expense, 5 Years, Maximum [Dollars]	14,738.03
Annuitized Expense, 10 Years, Maximum [Dollars]	30,751.74
No Surrender Expense, 1 Year, Maximum [Dollars]	2,854.00
No Surrender Expense, 5 Years, Maximum [Dollars]	$ 14,738.03
Item 5. Principal Risks [Table Text Block]	Principal Risks
This section is intended to summarize the principal risks of investing in the policy. Poor Investment Performance. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options chosen. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolios’ investments. Each investment option has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus which can be found online at https://dfinview.com/NewYorkLife/TAHD/premieradvisory. You can also request this information at no cost by calling your investment adviser representative, contacting NYLIAC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierAdvisoryProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision. Liquidity Risk. This policy is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the policy. There may be adverse tax consequences if you make early withdrawals under the policy. In addition, if you purchase the IPR, you may be subject to an IPR Termination and Withdrawal Charge if you make withdrawals in excess of the IPR Free Withdrawal Amount in the first three Policy Years. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon. Conditions to Policy Benefits. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: •You may need to take early or excess withdrawals which have the potential to substantially reduce the Standard Death Benefit available under the policy. Withdrawals (excluding withdrawals to pay Advisory Feesin states other than New York), could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.•The IPR requires that you hold the policy for a certain number of years (the Holding Period) in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the rider, and you will be assessed an IPR Termination and Withdrawal Charge if the surrender occurs within the first three Policy Years, which can significantly increase your costs under the policy. If you take withdrawals during the Holding Period (not including withdrawals to pay Advisory Fees in states other than New York), the benefit provided by the IPR will be reduced proportionally by any such withdrawals, even if such withdrawals are within the IPR Free Withdrawal Amount. If your Accumulation Value is less than the IPR Guaranteed Amount at the time the withdrawal is requested, the reduction in your Guaranteed Amount will be greater than the dollar amount withdrawn. Please note that such withdrawals will also be subject to an IPR Termination and Withdrawal Charge if they are made within the first three Policy Years and exceed the IPR Free Withdrawal Amount. Accordingly, under certain circumstances, a withdrawal could reduce the value of the IPR Guaranteed Amount by more than the dollar amount of the withdrawal and you may have to pay an extra charge for it. See “CHARGES AND DEDUCTIONS—Transaction Expenses—IPR Termination and Withdrawal Charge” for an example demonstrating when such circumstances could occur.In addition, if you purchase the IPR, you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account, or you will be limited in the amount you can allocate to the Investment Divisions (based on certain thresholds for Asset Allocation Categories); and•The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals (excluding withdrawals to pay Advisory Fees in states other than New York) will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. If your Accumulation Value is less than the amount guaranteed by the ADBR at the time the withdrawal is requested, the reduction in the death benefit guaranteed by the rider will be greater than the dollar amount withdrawn.Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. This policy may not be appropriate for investors who do not wish to have ongoing investment advice and monitoring services from the Investment Adviser. Investment Restrictions. We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment Divisions, as well as the DCA Advantage Account. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions more than 25 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging and automatic asset rebalancing. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy. If you elect the IPR, there are restrictions that limit the investments that you may choose. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Investment Divisions had you not been subject to any investment restrictions. See APPENDIX 1B and 1C for a list of the investment options available with the IPR. Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers among the Investment Divisions under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: •Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;•Increased administrative and Fund brokerage expenses; and/or•Dilution of the interests of long-term investors.A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.) Fees and Charges. Deduction of policy fees and charges (including withdrawals to pay Advisory Fees in states other than New York), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. DCA Advantage Account Rates. The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable. In addition, your investment adviser representative will charge you an Advisory Fee with respect to assets allocated to the DCA Advantage Account. Such fees will effectively reduce the amount of interest you earn on such amounts. Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be. Currently, we require you to pay Advisory Fees directly from your policy’s Accumulation Value in states other than New York. See APPENDIX 2 State Variations for information about payment of the Advisory Fee in New York. These Advisory Fees are in addition to policy fees and expenses described in this prospectus. These withdrawals will reduce your Accumulation Value by the amount withdrawn, may reduce your Standard Death Benefit and other optional benefits, and although we do not consider them to be taxable withdrawals, the IRS and state taxing authorities could disagree and these withdrawals may be subject to federal and state income taxes and a 10% federal penalty tax. See “FEDERAL TAX MATTERS—Payment of Investment Advisory Fees” for more information. Insurance Company Risks. Any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling 1-800-598-2019. Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See the SAI “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under The Policies
The following tables summarize information about the benefits available under the policy.STANDARD DEATH BENEFIT
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit	Guarantees your beneficiaries will receive a benefit at least equal to the greatest of: (i) your Accumulation Value or (ii) the Return of Premium Death Benefit.	No additional charge
•Withdrawals, other than
those made to pay
Advisory Fees, could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•Withdrawals to pay
Advisory Fees (in states
other than New York) will
reduce your Accumulation
Value on a dollar for dollar
basis.

OPTIONAL DEATH BENEFITS AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked-in higher death benefit each year from the Policy Date(“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%
(Charge calculated as an
annualized percentage of the
ADBR Reset Value as of the
last Policy Anniversary (or as
of the Policy Date if within
the first Policy Year),
deducted quarterly)

•Only available at the time
of application.
•Resets will continue on
Reset Anniversaries until
the Owner(or Annuitant if
the Owner is not a natural
person) is age 85.
•Withdrawals, other than
those made to pay
Advisory Fees (in states
other than New York),
could significantly reduce
the benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•Withdrawals to pay
Advisory Fees (in states
other than New York) will
reduce your Accumulation
Value on a dollar-for-dollar
basis.
•You cannot cancel the rider
without surrendering the
policy.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
•The rider is not available for Inherited Non-Qualified policies.
IPR – Advisory Death Benefit
A death benefit that is
available if you purchase the
IPR. The IPR guarantees
that your beneficiaries will
receive the greater of: (i) the
Standard Death Benefit;
(ii) any death benefit
available under any other
rider attached to your policy;
or (iii) the IPR Death Benefit.
Maximum Charge: 2.00% (as an annualized percentage of the amount that is guaranteed)
•Only Available at the time
of application.
•Only payable if the
Owner’s spouse does not
elect to continue the policy
pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the IPR
will continue and the IPR
Death Benefit will not be
paid.
•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR –
Advisory” for more
information about the
restrictions and limitations
applicable to the IPR.
•Not available in New York.
See APPENDIX 2 – State
Variations

OPTIONAL LIVING BENEFITS AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
IPR - Advisory
Protects your investment
from loss for a specified
Holding Period. If, after a
specified Holding Period,
your Accumulation Value is
less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the IPR
Guaranteed Amount.
You may request to reset the
IPR Guaranteed Amount (an
IPR Reset) under certain
circumstances.
In all states other than New
York, includes an IPR Death

Maximum Charge: 2.00%
(as an annualized
percentage of the amount
that is guaranteed)
Maximum IPR Termination
and Withdrawal Charge:
2.00%. (For the Termination
and Withdrawal Charge
Percentage applicable in
New York, see APPENDIX 2
– State Variations.)
(A charge that applies during
the first three Policy Years
and is assessed if the policy
owner (i) cancels the IPR;
(ii) surrenders the policy;

•Only available at the time
of application.
•You should not select this
rider unless you intend to
keep the policy for at least
as long as the Holding
Period you’ve selected.
•This rider provides no
benefit if you surrender the
policy before the end of the
Holding Period.
•Restricts the availability of
certain investment options.
•Premium payments are
only permitted (a) in the
first Policy Year or (b) after
a specified Holding Period.
•Withdrawals, other than
those taken to pay

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Benefit which is payable upon the death of the Owner if the Owner’s spouse does not elect to continue the policy.
and/or (iii) takes a partial
withdrawal in excess of the
IPR Free Withdrawal
Amount. The charge is
calculated as a percentage of
the amount guaranteed
under the rider (the IPR
Guaranteed Amount) that
exceeds the IPR Free
Withdrawal Amount.
Withdrawals to pay Advisory
Fees do not count towards
the IPR Free Withdrawal
Amount.)

Advisory Fees in states
other than New York, could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn). During
the first three Policy Years,
if you take a withdrawal in
excess of the IPR Free
Withdrawal Amount, you
will incur an IPR
Termination and
Withdrawal Charge.
•Deductions to pay Advisory
Fees (in states other than
New York) will reduce your
Accumulation Value on a
dollar-for-dollar basis.
•An IPR Reset starts a new
Holding Period. New
annual charges and
Termination and
Withdrawal Charges may
apply after you elect an
IPR Reset.
•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits
•Only available to policy
owners aged 75 or
younger.
•The rider is not available
for Inherited IRA, Inherited
Roth IRA, or Inherited
Non-Qualified policies.

OTHER OPTIONAL BENEFITS INCLUDED WITH ALL POLICIES AT NO ADDITIONAL COST
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Automatic Asset Rebalancing	Automatically rebalances your Variable Accumulation Value (either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment Division at a pre–set level.	None	•Cannot be used with the traditional Dollar Cost Averaging option. •You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Traditional Dollar	Automatically transfers a	None	•Cannot be used with the
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Cost Averaging	specific amount of money from any Investment Division to any combination of Investment Divisions at set intervals.
Automatic Asset
Rebalancing option, or with
an investment preservation
rider.
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

The DCA Advantage Account
Allows you to set up
automatic dollar cost
averaging using the DCA
Advantage Account when
you make an initial premium
payment or a subsequent
premium payment of at least
$2,000. The DCA Advantage
Account transfers amounts
automatically to the
Investment Divisions you
choose in up to six monthly
increments and pays you
interest on amounts
remaining in the DCA
Advantage Account.
None
•DCA Advantage Account
duration may not extend
beyond the Annuity
Commencement Date.
•You may not have more
than one DCA Advantage
Account open at the same
time.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account,
any premium payment less
than $2,000 will be
allocated directly to the
Investment Divisions in
accordance with the
instructions we have on
file.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.
•The annual effective
interest rate for the DCA
Advantage Account shown
on your Policy Data Page
applies only to your initial
premium payment. Interest
rates applied to
subsequent premium
payments allocated to the
DCA Advantage Account
may differ.
•The benefits payable under
the DCA Advantage
Account (including principal
and interest) are payable
from NYLIAC’s general
account and are subject to
its claims-paying ability.

Operation of Benefit [Text Block]	Unless amended by any rider attached to the policy, if the Owner dies prior to the Annuity Commencement Date, we will pay the Standard Death Benefit amount as proceeds to the designated Beneficiary(ies), as of the date the VPSC receives proof of death and all other required information in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. With a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner, unless the surviving spouse has been designated the sole primary beneficiary. In that case, the surviving spouse can choose to continue the policy as discussed below. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) For policies owned by a grantor trust, benefits will be paid upon the death of any Annuitant. The Standard Death Benefit amount will be the greatest of: (a)your policy’s Accumulation Value; or(b)the Return of Premium Death Benefit.If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division and the DCA Advantage Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. The remaining balance in the policy after paying each Beneficiary will remain in each Allocation Option in which the policy was invested as of the date we received proof of death in Good Order. Due to market fluctuations, the remaining Accumulation Value may increase or decrease, and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make any transfers between Allocation Options. We will make payments in a lump sum to a Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds: (i)under a Life Income Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or(ii)under another Income Payment option we may offer at the time.Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “ANNUITY PAYMENTS (THE INCOME PHASE)—Income Payments.”) If your spouse (as defined under Federal law) is designated as the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. Please note: if your spouse is not designated as the sole primary beneficiary, when you die, the death benefit will be paid to the beneficiary(ies) you named, even if your spouse was the joint owner of the policy. For policies with one Annuitant, if the Annuitant is not an Owner and the Annuitant dies before the Annuity Commencement Date, when we receive proof of death for the Annuitant, the Owner will become the Annuitant, and the policy will continue. If the policy is jointly owned, the first Owner named will become the Annuitant. For more information about spousal continuance for policies issued in New Jersey, see “APPENDIX 2 –State Variations.” If you have elected the IPR, your spouse may be entitled to the IPR Death Benefit. Please see “DESCRIPTION OF BENEFITS—Investment Preservation Rider - Advisory—IPR Death Benefit; Spousal Continuance with the IPR” for more information. We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus in Good Order, subject to postponement in certain circumstances. (See “The POLICIES—Delay of Payments.”) How the Standard Death Benefit is Calculated Here is an example of how the Standard Death Benefit is calculated. Assume that: (1)You purchase this policy with a $200,000 premium payment;(2)A $20,000 withdrawal is made at the end of the second Policy Year, and the Accumulation Value immediately preceding the withdrawal is $240,000;(3)You die in the third Policy Year, and the Accumulation Value upon death is $175,000;At issue, the Return of Premium Death Benefit is equal to $200,000 Due to the $20,000 withdrawal at the end of the second Policy Year, the Return of Premium Death Benefit was reduced by $16,666.67, calculated as follows: ($20,000 / $240,000) * $200,000 = $16,666.67. Upon death in the third policy year, the Standard Death Benefit is $183,333.33, which is the greater of: a)the Accumulation Value upon death= $175,000, orb)Premium payments less any Return of Premium Death Benefit Proportional Withdrawal;= $183,333.33 calculated as follows ($200,000 - $16,666.67 = $183,333.33)The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any proportional reductions due to partial withdrawals other than those made to pay Advisory Fees), independent of the investment experience of the Separate Account. The Standard Death Benefit will only be reduced by Advisory Fees when the death benefit equals the Accumulation Value (which is reduced dollar for dollar by Advisory Fees in states other than New York) as shown in section (a). Advisory Fees do not reduce the Return of Premium Death Benefit as calculated in section (b). No part of the Advisory Fee is payable out of death benefit proceeds. In this example, your beneficiary would receive $183,333.33. Impact of Advisory Fees on the Standard Death Benefit (in states other than New York) Here is an example of how withdrawals to pay Advisory Fees impact your Standard Death Benefit. Assume that: (1)You purchase this policy with a $200,000 premium payment;(2)You have agreed to pay your investment advisor representative a fee for payment of Advisory Fees deducted monthly from your Accumulation Value;(3)You die in the third Policy Year, and the Accumulation Value upon death is $220,000 which reflects all policy activity that occurred prior to that date, including positive market performance and the deduction of cumulative policy fees, charges and Advisory Fees;At issue, the Return of Premium Death Benefit is equal to $200,000 Upon death in the third policy year, the Standard Death Benefit is the greater of: a)the Accumulation Value upon death= $220,000, orb)Premium payments less any Return of Premium Death Benefit Proportional Withdrawal;= $200,000 calculated as follows ($200,000 - $0.00 = $200,000)The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any proportional reductions due to partial withdrawals other than those to pay Advisory Fees), independent of the investment experience of the Separate Account. Advisory fees do not proportionally reduce the Return of Premium Death Benefit as calculated in section (b) above. They do, however, reduce the Accumulation Value by the amount withdrawn, thus limiting potential increases in the Accumulation Value as calculated in section (a). •In this example, your Accumulation Value at death is higher than the Return of Premium Death Benefit. Accordingly, your beneficiary would receive $220,000.00.The Investment Preservation Rider – Advisory (“IPR”) is available only at the time of application. While the IPR is in effect, you may only make premium payments to the policy (a) in the first Policy Year or (b) after the Holding Period End Date. The IPR allows you to choose among five different Holding Periods. If you purchase the IPR, you will be eligible to receive a one-time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. (For more information about IPR provisions that are applicable in New York, see Appendix 2 – State Variations). The IPR is available with all Non-Qualified (other than Inherited Non-Qualified policies), IRA, SEP IRA, Roth IRA and SIMPLE IRA policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy had joint Annuitants) are age 75 or younger on the Rider Effective Date. The rider is not available on Inherited IRA, Inherited Roth IRA or Inherited Non-Qualified policies. With the IPR, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one-time adjustment to your Accumulation Value under the IPR. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value, or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59-½. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. The IPR ends on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider–IPR Death Benefit” regarding the terms under which such death benefit may continue after the IPR ends). The applicable policy anniversary depends on the Holding Period you choose. While the IPR is in effect and prior to the Holding Period End Date, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Annual Charge for the Investment Preservation Rider” and the Rate Sheet Prospectus Supplement for current charges). When you make a withdrawal (including required minimum distributions from IRAs, but excluding any amount withdrawn to pay Advisory Fees in states other than New York), we will reduce the amount that is guaranteed (the “IPR Guaranteed Amount”) under the IPR proportionally (“IPR Guaranteed Amount Proportional Reduction”). An IPR Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the IPR Guaranteed Amount immediately preceding the withdrawal. All amounts withdrawn from the policy except for withdrawals to pay Advisory Fees in states other than New York will result in an IPR Guaranteed Amount Proportional Reduction. This includes required minimum distributions from IRAs and amounts that are withdrawn as an IPR Free Withdrawal Amount. For example, if you withdrew 10% of your Accumulation Value, your IPR Guaranteed Amount will be reduced by 10%. Please note that benefits payable under the IPR are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third-party guarantees are involved. The IPR Guaranteed Amount For policies applied for with applications signed on or before April 30, 2023, The IPR Guaranteed Amount will equal 100% of the sum of all premium payments made in the first Policy Year, less all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period. An example of how the IPR Guaranteed Amount is calculated, including how we calculate the IPR Guaranteed Amount Proportional Reduction, is shown below in the “DESCRIPTION OF BENEFITS–Investment Preservation Rider–How the IPR is Calculated.” For policies with applications signed on or after May 1, 2023, the Guaranteed Amount will equal the IPR Guarantee Percentage of the sum of all premium payments made in the first Policy Year, minus all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period. The IPR Guarantee Percentage used to determine the IPR Guaranteed Amount is subject to change and will depend on when you purchase your policy. Once you purchase the policy, however, IPR Guarantee Percentage will not change for the life of the IPR. For current percentages applicable to new purchases, please see the Rate Sheet Prospectus Supplement. See APPENDIX 3 for IPR Guarantee Amount Percentages that applied to historical purchases. IPR Reset You can decide to reset your rider to increase the IPR Guaranteed Amount. You may request to reset the IPR Guaranteed Amount at any time while the IPR is in effect as long as (a) the Owner (oldest Owner, if the Policy is jointly owned) and the Annuitant (oldest Annuitant, if there are joint Annuitants) are age 75 or younger, and (b) prior to the reset, your Accumulation Value is greater than the IPR Guaranteed Amount. For a reset, you must send a written request in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive the request to reset (the “Rider Reset Effective Date”) and, at such time, the IPR Guaranteed Amount will be increased to the IPR Guarantee Percentage of your Accumulation Value as of the Rider Reset Effective Date. After the reset(s), IPR Guaranteed Amount Proportional Reductions still apply during the new Holding Period. Please be advised that the charge you pay for the IPR after you elect to reset (including any applicable IPR Termination and Withdrawal Charge) may be different than the charges you paid prior to the Rider Reset Effective Date; provided, however, that such charges will never exceed the guaranteed maximum charge set forth in the “TABLE OF FEES AND EXPENSES.” Please see the Rate Sheet Prospectus Supplement that is in effect as of your Rider Reset Effective Date for the charges that will apply to your IPR after reset. In addition, upon reset, your allocation restrictions may change. Please consult your investment adviser representative before exercising your right to reset. If you elect to reset, a new rider Holding Period with the same duration as the original rider Holding Period will begin as of the Rider Reset Effective Date. This means, for example, if you purchase the IPR with a 12 year Holding Period, and you elect to reset in policy year four (4), a new 12-year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one-time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new rider Holding Period. Other than in New York, we can suspend or discontinue the ability to reset the IPR Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the IPR Guaranteed Amount, we will promptly notify you in writing. Please contact investment adviser representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the IPR Guaranteed Amount, Holding Period, Holding Period End Date, Rider Effective Date (if previously reset, the Rider Reset Effective Date), allocation restrictions, the IPR Charge or IPR Termination and Withdrawal Charge, if applicable. Example of an IPR Reset In this example, we have assumed the following (1)IPR with a 10-year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)Your IPR Guarantee Percentage is 100%, therefore, the Guaranteed Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period;(4)No additional premium payments are made;(5)On Policy Year 4, after deduction of all cumulative policy fees and charges, including Advisory Fees (in states other than New York), your Accumulation Value increases due to market gain to $130,000;(6)Because you have experienced market gains by Policy Year 4, you decide to request an IPR Reset as of the 4th Policy Anniversary;(7)After the reset, your new Guaranteed Amount is $130,000; and(8)Your Holding Period End Date is extended an additional 10 years (Policy Year 14).IPR Investment Restrictions If you purchase the IPR, you will be allowed to allocate your premium payments to the Investment Divisions and the DCA Advantage Account subject to the restrictions set forth in APPENDIX 1B for the 12, 13, 14 and 15-year Holding Period options and APPENDIX 1C for the 10-year Holding Period option. If you purchase the IPR, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payments to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds. Individual transfers between Investment Divisions and the DCA Advantage Account are not allowed. If you wish to complete a reallocation between the Investment Divisions, you or your investment adviser representative must call us at 1-800-598-2019, submit the request online at www.newyorklife.com or send a reallocation form to the VPSC at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR seek to moderate overall volatility or hedge against down-market volatility and may limit your participation in positive investment performance. Other investment options that are available if you do not purchase the IPR may offer the potential for higher returns. You should consult with your investment adviser representative and carefully consider whether the Investment Division restrictions associated with the IPR meet your investment objectives and risk tolerance. The Asset Allocation Categories and the Investment Divisions available with IPR are set forth in APPENDIX 1B for the 12, 13, 14 and 15-year Holding Period options and APPENDIX 1C for the 10-year Holding Period option. If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Categories, or discontinuing the availability of the DCA Advantage Account. We will notify you if any such changes occur. The Effects of Surrendering the Policy or Cancelling the IPR You may cancel the IPR within thirty (30) days after delivery of the policy without penalty. To cancel, you or your investment adviser representative must return the IPR to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. Upon receipt of this request, we will promptly cancel the IPR and refund any IPR charges which may have been deducted. After this 30-day period and up until three years from the Policy Date, you still have the right to discontinue the IPR, however, we will assess the IPR Termination and Withdrawal Charge. The charge will be deducted pro rata from each Allocation Option in which you are invested on the date of the deduction. We will not refund any IPR charges that may have been deducted if you cancel the IPR after thirty days. (See “CHARGES AND DEDUCTIONS–Transaction Expenses–IPR Termination and Withdrawal Charge”). The cancellation of the IPR after the 30-day period will be effective as of the date the VPSC receives your cancellation request in Good Order. You and your investment adviser representative should consider the cost of cancelling the IPR prior to purchasing it. Please consult with your investment adviser representative for more information about the effects of cancelling the IPR. The IPR will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one-time adjustment to your Accumulation Value. Therefore, you should purchase the IPR only if you intend to keep the policy for at least the rider Holding Period you choose (10, 12, 13, 14 or 15 years). If you surrender the policy within the first three Policy Years, we will assess an IPR Termination and Withdrawal Charge of 2.00% on the IPR Guaranteed Amount that exceeds the IPR Free Withdrawal Amount. (See “CHARGES AND DEDUCTIONS–Transaction Expenses–IPR Termination and Withdrawal Charge and APPENDIX 2 – State Variations for a variation to the IPR Termination and Withdrawal Charge applicable to policies issued in New York.”). This charge will be assessed on the Business Day that we receive your request to surrender in Good Order. The charge will be deducted from the amount of proceeds paid to you upon surrender. In most jurisdictions, the IPR will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. For more information where an ownership change will not terminate the IPR, see APPENDIX 2 – State Variations. We will not assess an IPR Termination and Withdrawal Charge in the event of an ownership change or policy assignment. The Effects of Withdrawals on the IPR Any withdrawal (including required minimum distributions from IRAs, but excluding any amounts withdrawn to pay Advisory Fees in states other than New York) reduces the IPR Guaranteed Amount proportionally and the amount of charges assessed for the IPR. While the IPR is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR prior to the date of any withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you make any withdrawals (including required minimum distributions from IRAs, but excluding any amounts withdrawn to pay Advisory Fees in states other than New York) while the IPR is in effect, you may not be able to receive the full value of the IPR. The reduction in the IPR Guaranteed Amount may be significant, and could be greater than the actual amount withdrawn. This may occur when you request a withdrawal at a time when your Accumulation Value is lower than the IPR Guaranteed Amount (see example below). In addition, if you take any withdrawals in excess of the IPR Free Withdrawal Amount during the first three Policy Years, we will assess an IPR Termination and Withdrawal Charge of 2.00% of the IPR Guaranteed Amount that exceeds the IPR Free Withdrawal Amount. As a result, the IPR may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. Please note, however, that withdrawals to pay Advisory Fees do not count towards your IPR Free Withdrawal Amount. You should consult your investment adviser representative and your tax adviser if you have any questions about the use of the IPR in your tax situation. How the IPR is Calculated We have set forth below an example of how the benefit from the IPR may be realized, how withdrawals (including required minimum distributions from IRAs) will impact the IPR Guaranteed Amount, and how we calculate IPR Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)IPR with a 10, 12, 13, 14, or 15-year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)Your IPR Guarantee Percentage is 100%, therefore, the Guaranteed Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period;(4)No additional premium payments are made;(5)Cumulative withdrawals to pay Advisory Fees total $8,000 by the eighth policy year;(6)A withdrawal of $20,000 is made in the eighth policy year;(7)Your Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and(8)As of the Holding Period End Date, your Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.The IPR Guaranteed Amount when we issued the policy was $100,000. When the withdrawal was made in the eighth Policy Year, we reduced the IPR Guaranteed Amount by the amount of the IPR Guaranteed Amount Proportional Reduction. We calculated the amount of the IPR Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the IPR Guaranteed Amount immediately preceding the withdrawal. Withdrawals to pay Advisory Fees do not count towards the proportional reduction. •IPR Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $100,000 = $25,000To determine the new IPR Guaranteed Amount after the withdrawal, we subtracted the amount of the IPR Guaranteed Amount Proportional Reduction from the initial IPR Guaranteed Amount: ($100,000 – $25,000) = $75,000. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the IPR Guaranteed Amount of $75,000. Therefore, you are eligible to receive a one-time adjustment to your Accumulation Value of $25,000. After the adjustment is paid, the rider will end. You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPR. Upon your death, the IPR and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary to continue the IPR and the policy. If your spouse chooses to continue the IPR and the policy, no death benefit proceeds will be paid upon your death. See “Spousal Continuance with the IPR” below for more information.For the 10, 12, 13, 14 and 15-year Holding Periods: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the IPR Death Benefit will be equal to the greatest of 1, 2 or 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s spousal continuance provisions, the IPR Death Benefit will be equal to the greatest of 1, 2 or 3(b). (1)The Standard Death Benefit payable under the policy (see “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”);(2)Any death benefit available under any other rider attached to the policy; or(3)The IPR Death Benefit, which is:(a)The IPR Guaranteed Amount; or(b)The IPR Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals (including required minimum distributions from IRAs, but excluding amounts withdrawn to pay Advisory Fees) taken after the Holding Period End Date.For the IPR Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn ((including any IPR Termination and Withdrawal Charges you may incur as a result of the withdrawal, but excluding any amounts withdrawn to pay Advisory Fees), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR Death Benefit immediately preceding the withdrawal. Payment of a death benefit terminates the IPR. It is important to note that for purposes of calculating the IPR Guaranteed Amount under the IPR Death Benefit, partial withdrawals (including required minimum distributions, but excluding amounts withdrawn to pay Advisory Fees in states other than New York) proportionally reduce the IPR Guaranteed Amount while additional premium payments made in the first Policy Year increase the IPR Guaranteed Amount dollar for dollar. This means that under certain market conditions, a partial withdrawal could have a much more significant impact on the IPR Guaranteed Amount (negatively) than would a premium payment made in the same amount (positively). For example, assume that you are in your first Policy Year. You made an initial premium payment of $100,000. Assuming that the IPR Guarantee Percentage is 100%, your Guaranteed Amount will be 100% of the sum of all premium payments that we receive in the first Policy Year (i.e., $100,000). Assume further, however, that your Accumulation Value immediately dropped due to negative market performance and is now only $80,000. If you requested a withdrawal of $20,000 at a time where your Accumulation Value was less that the IPR Guaranteed Amount, the IPR Guaranteed Amount Proportional Reduction would operate to lower the IPR Guaranteed Amount by $25,000. Your IPR Guaranteed Amount after the withdrawal would be $75,000. See the above “How the IPR is Calculated” to see how this would occur. Although you only requested a withdrawal of $20,000, it resulted in a $25,000 reduction of the benefit guaranteed by the IPR. If, however, there had been no negative market performance and you made a premium payment of $20,000 instead of a withdrawal, the effect on your IPR Guarantee would be to increase your IPR Guaranteed Amount by $20,000 so that it is now $120,000. A withdrawal, therefore, may have a greater impact on the value of the benefit than would a payment made in the same amount. Please consult your investment adviser representative before making a withdrawal to discuss its impact on your IPR benefit. Calculation of the IPR Death Benefit Here is an example of how the IPR Death is calculated: (1)IPR with a 10-year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)The Guarantee Percentage is 100%; therefore, the Guaranteed Amount is 100% of the sum of all premium payments that we receive in the first Policy Year, less all the Guaranteed Amount Proportional Reductions made during the rider Holding Period;(4)No additional premium payments or withdrawals are made;(5)As of the fourth Policy Anniversary, an IPR Reset is requested because the Accumulation Value has increased to $150,000. After the resent, the new IPR Guaranteed Amount is increased to $150,000 and a new 10 year Holding Period has begun;(6)You die in the fifth Policy Year, and the Accumulation Value upon death is now $140,000 due to market fluctuations;Upon death in the fifth Policy Year, the death benefit payable is the greater of: (1) The Standard Death Benefit, which is a)the Accumulation Value upon death= $140,000or b)the Return of Premium Death Benefit= $100,000(2) The IPR Death Benefit, which is c)the IPR Guaranteed Amount= $150,000In this example, your beneficiary would receive the IPR Death Benefit amount of $150,000. Spousal Continuance with the IPR Using the above example, assume that instead of electing the IPR Death Benefit when the policyowner died in Policy Year 5, the surviving spouse elected to continue the policy as the new Owner. All of the values that existed at the time of the original policyowner’s death would simply continue as though the spouse as the new Owner had purchased the policy on the original Policy Date. For example: (1)The IPR Guaranteed Amount would be $150,000 because the deceased spouse reset it in Policy Year 4. Since a new 10 year Holding Period began upon the reset, there are 9 years left in the IPR Holding Period.(2)The Accumulation Value in Policy Year 5 at the time of death is still $140,000 and the policy will continue. The surviving spouse has all rights under the policy, including the ability to make transfers, premium payments and withdrawals. The surviving spouse may also elect to reset the IPR Guaranteed Amount if he or she chooses.Please note that for jointly-owned policies, a spouse can only elect to continue the policy if the surviving spouse has been designated the sole primary beneficiary of the policy. If someone other than the surviving spouse is designated as a beneficiary, the spousal continuance option is not available. Impact of Advisory Fees on the IPR (in states other than New York) Here is an example of how withdrawals to pay Advisory Fees impact the IPR Guaranteed Amount. The IPR Guaranteed Amount will equal the IPR Guarantee Percentage of the sum of all premium payments made in the first Policy Year, less all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period. Withdrawals to pay Advisory Fees, however, are not considered an IPR Guaranteed Amount Proportional Reduction and therefore do not operate to reduce the IPR Guaranteed Amount. Assuming the following: (1)IPR with a 10-year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)The IPR Guarantee Percentage is 100%; therefore, the Guaranteed Amount is 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period(4)No additional premium payments or withdrawals are made;(5)A withdrawal of $800 is made each year for 10 years to pay Advisory Fees;(6)No other withdrawals are made;(7)On the 10th Policy Anniversary (the Holding Period End Date), your Accumulation Value has decreased to $80,000 due to market losses and cumulative withdrawals of $8,000 to pay Advisory Fees;The IPR Guaranteed Amount when we issued the policy was $100,000 (the IPR Guarantee Percentage of the sum of the premiums paid in the first Policy Year). Because amounts withdrawn to pay Advisory Fees do not operate to reduce the amount guaranteed, the IPR Guaranteed Amount has remained $100,000 after the 10-year Holding Period. On the 10th Policy Anniversary, the Accumulation Value ($80,000) is less than the IPR Guaranteed Amount of $100,000. Therefore, on your 10th Policy Anniversary, you will be eligible to receive a one-time increase of $20,000 to your Accumulation Value. See “DESCRIPTION OF BENEFITS—Investment Preservation Rider - Advisory” for more information. Withdrawals to pay Advisory Fees do, however, impact the amount that could be guaranteed under the rider if you elect an IPR Reset. At any point while the IPR is in effect, if your Accumulation Value is greater than the IPR Guaranteed Amount, you can elect to “reset” your rider (an IPR Reset) so that the new guaranteed amount will equal your IPR Guarantee Percentage of the higher Accumulation Value. To the extent that payment of Advisory Fees from your policy reduce your Accumulation Value, such fees will also reduce the potential for increases in the IPR Guaranteed Amount that could be elected under an IPR Reset. See “DESCRIPTION OF BENEFITS—Investment Preservation Rider – Advisory—IPR Reset” for more information about to conditions and consequences of an IPR Reset. Please consult your investment adviser representative to determine whether an IPR Reset may be appropriate for you. Impact of Advisory Fees on an IPR Reset (in states other than New York) To demonstrate the impact of Advisory Fees on an IPR Reset, assume the following: (1)IPR with a 10-year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)The Guaranteed Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period;(4)No additional premium payments are made;(5)Your IPR Guaranteed Amount is $100,000;(6)By Policy Year 4, you have paid policy fees and charges, as well as cumulative Advisory Fees. Nevertheless, your Accumulation Value has increased to $130,000 due to market gains. You choose to elect an IPR Reset to lock-in those gains to increase your Guaranteed Amount under the IPR;(7)You request an IPR Reset as of the 4th policy anniversary;(8)After the request to reset, your new Guaranteed Amount is $130,000;(9)Your Holding Period End Date is extended an additional 10 years on the 4th policy anniversary (Policy Year 14).Because Advisory Fees reduce your Accumulation Value dollar for dollar by the amount paid, they limit potential increases to the amount you could guarantee under an IPR Reset as calculated in (5) above.This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions You will specify the Investment Division(s) to transfer money from, the Investment Division(s) to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (monthly, quarterly, semi–annually or annually). Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division(s) you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under our traditional Dollar Cost Averaging Option, you or your investment adviser representative must send a written request in Good Order to the VPSC, at the address provided in the “CONTACTING NYLIAC” section of this Prospectus, or by any other method we may make available, no later than five Business Days prior to the date transfers are to begin. If your traditional Dollar Cost Averaging request is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request in Good Order. You may cancel the traditional Dollar Cost Averaging option at any time. To cancel the traditional Dollar Cost Averaging Option, you or your investment adviser representative must either send a written cancellation request in Good Order to the VPSC or at the address provided in the “CONTACTING NYLIAC” section of this Prospectus, call us at 1-800-598-2019, or by any other method we may make available. NYLIAC may also cancel this option if the Accumulation Value is less than $2,000, or such lower amount as we may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Rebalancing option. However, you have the option of alternating between these two features.This feature, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in up to six monthly increments, as described below. We credit amounts in the DCA Advantage Account with interest. You can request the DCA Advantage Account in addition to traditional Dollar Cost Averaging or Automatic Asset Rebalancing. To set up a DCA Advantage Account you or your investment adviser representative must send written notice on a form specified by NYLIAC to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or use any other method we may make available. If you wish to allocate to the DCA Advantage Account, each premium payment you allocate to it must be at least $2,000. If your payment is less than the $2,000 minimum, it will not be allocated to the DCA Advantage Account. Instead, it will be automatically applied directly to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Account are to be made. However, you may not select the DCA Advantage Account if its duration would extend beyond the Annuity Commencement Date. We do not count transfers out of the DCA Advantage Account as part of your 25 free transfers each Policy Year. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (or on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, ¼, 1/3, ½ and the remainder of the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer. You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment we receive for a DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the same interest rate. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the DCA Advantage Account under which the 6–month term will end on December 31 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, we will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions by December 31 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment of $2,000 or more is allocated to the DCA Advantage Account after the duration has expired, the DCA Advantage Account will be re-activated and will earn the interest rate that is in effect on the Business Day the new premium payment is received at the VPSC (which may be different than prior interest rates applicable to prior DCA Advantage Accounts). You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Advantage Account Accumulation Value attributed to the initial premium payment and then from the DCA Advantage Account Accumulation Value attributed to subsequent allocations in the order received. You cannot make transfers into the DCA Advantage Account from any Allocation Option.
Item 17. Portfolio Companies (N-4) [Text Block]	Portfolios Available Under the PolicyThe following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premieradvisory. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierAdvisoryProspectus@newyorklife.com. You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the DCA Advantage Account. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy or your investment adviser representative may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. If you purchased the IPR you may not be able to invest in certain Portfolios. For the 12, 13, 14 and 15-year holding period options, your available allocation options are listed in APPENDIX 1B. For the 10-year holding period option, your available allocation options are listed in APPENDIX 1C.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.92%	(7.93)%	5.75%	8.97%
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.96%	(5.97)%	4.97%	7.23%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.78%	(14.68)%	(0.58)%	0.72%
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	(6.22)%	(6.60)%	(3.68)%
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.75%	(12.27)%	1.97%	4.08%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	(2.74)%	6.85%	8.86%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.85%	(17.85)%	4.08%	7.79%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.91%	5.31%	8.63%	8.29%
Non–Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	(1.49)%	2.35%	2.84%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.83%	(14.64)%	3.72%	6.88%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.87%	(13.73)%	2.67%	5.52%
Alternatives	MainStay VP IQ Hedge Multi-Strategy — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.20%	(8.70)%	(0.88)%	(1.60)%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	(16.60)%	6.46%	8.21%
Non–Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	(12.89)%	8.93%	9.77%
Investment Grade Bond	MainStay VP MacKay Government — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	(11.51)%	(0.93)%	(0.02)%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Non–Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	(8.29)%	2.41%	3.97%
International/ Global Equity	MainStay VP MacKay International Equity — Service Class Adviser: New York Life Investments / Subadviser: MacKay	1.20%	(26.63)%	1.69%	4.89%
Non–Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.87%	(7.47)%	0.95%	1.91%
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.77%	(13.91)%	2.79%	5.45%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.83%	35.84%	10.78%	3.67%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	0.96%	(11.68)%	1.80%	0.68%
Large Cap Equity	MainStay VP S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ	0.37%	(18.40)%	9.00%	12.04%
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory LLC and Segall Bryant & Hamill, LLC	1.10%	(26.67)%	5.18%	8.61%
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	1.29%	0.94%	0.52%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	(20.71)%	2.54%	8.79%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	(21.03)%	0.34%	4.89%
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.82%	(20.87)%	6.73%	11.13%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	1.00%	(31.34)%	9.95%	12.65%
Large Cap Equity	AB VPS Relative Value Portfolio (formerly AB VPS Growth and Income Portfolio) — Class B Adviser: AllianceBernstein L.P.	0.84%	(4.42)%	7.82%	11.09%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	(13.66)%	5.06%	7.87%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.71%	(12.75)%	0.51%	1.12%
International/ Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.16%	(29.69)%	2.54%	6.58%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	(30.11)%	10.86%	13.38%
International/ Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	(22.25)%	2.07%	4.02%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.75%	(8.69)%	6.84%	11.08%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadviser: BlackRock (Singapore) Limited	1.01%	(16.07)%	3.25%	4.81%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Non–Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.80%	(10.56)%	2.35%	3.85%
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: NIMNA	1.03%	(46.52)%	4.83%	10.90%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.93%	(23.06)%	9.06%	11.08%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Legg Mason Partners Fund Advisor, LLC (“LMPFA”) / Subadviser: ClearBridge Investments, LLC	0.97%	(12.64)%	9.38%	N/A
Non–Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”)	1.00%	(16.16)%	(1.87)%	0.43%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.75%	(17.20)%	0.20%	1.15%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.13%	(8.97)%	4.74%	9.45%
Small/Mid Cap Equity	Delaware VIP® Small Cap Value Series — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.08%	(12.35)%	4.04%	8.92%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.21%	(7.74)%	2.50%	2.14%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	(13.38)%	N/A	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.85%	(26.49)%	8.39%	11.15%
International/ Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.17%	(20.37)%	1.46%	4.35%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.76%	(5.25)%	7.88%	9.91%
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.75%	(15.06)%	4.37%	6.66%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.88%	(38.32)%	12.80%	14.81%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.88%	(12.62)%	N/A	N/A
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC	0.42%	(16.21)%	N/A	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.65%	(13.21)%	0.38%	1.28%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.86%	(14.97)%	5.68%	9.69%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.90%	(16.82)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.87%	(16.03)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.84%	(14.99)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.85%	(13.29)%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.89%	(13.18)%	N/A	N/A
International/ Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.16%	(18.50)%	1.26%	4.15%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.12%	(16.04)%	6.74%	10.60%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.96%	(16.15)%	9.35%	13.10%
International/ Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	0.89%	(19.61)%	6.29%	8.88%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.15%	(23.75)%	2.77%	7.56%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.03%	(16.69)%	8.18%	11.15%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	(9.00)%	7.32%	10.59%
International/ Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.21%	(17.80)%	2.43%	4.42%
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.04%	(17.43)%	8.62%	11.41%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.07%	(27.22)%	(1.68)%	3.06%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	(28.83)%	6.77%	9.95%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	0.92%	(7.87)%	1.67%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.11%	(10.24)%	0.22%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.77%	(5.84)%	(0.02)%	0.32%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.77%	(14.39)%	(0.28)%	0.82%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: LMPFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.76%	(17.28)%	(0.80)%	N/A
*Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2022 reflect temporary fee reductions under such an arrangement.
Prospectuses Available [Text Block]	The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premieradvisory. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierAdvisoryProspectus@newyorklife.com. You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the DCA Advantage Account. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy or your investment adviser representative may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. If you purchased the IPR you may not be able to invest in certain Portfolios. For the 12, 13, 14 and 15-year holding period options, your available allocation options are listed in APPENDIX 1B. For the 10-year holding period option, your available allocation options are listed in APPENDIX 1C.
Portfolio Companies [Table Text Block]
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.92%	(7.93)%	5.75%	8.97%
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.96%	(5.97)%	4.97%	7.23%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.78%	(14.68)%	(0.58)%	0.72%
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	(6.22)%	(6.60)%	(3.68)%
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.75%	(12.27)%	1.97%	4.08%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	(2.74)%	6.85%	8.86%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.85%	(17.85)%	4.08%	7.79%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.91%	5.31%	8.63%	8.29%
Non–Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	(1.49)%	2.35%	2.84%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.83%	(14.64)%	3.72%	6.88%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.87%	(13.73)%	2.67%	5.52%
Alternatives	MainStay VP IQ Hedge Multi-Strategy — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.20%	(8.70)%	(0.88)%	(1.60)%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	(16.60)%	6.46%	8.21%
Non–Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	(12.89)%	8.93%	9.77%
Investment Grade Bond	MainStay VP MacKay Government — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	(11.51)%	(0.93)%	(0.02)%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Non–Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	(8.29)%	2.41%	3.97%
International/ Global Equity	MainStay VP MacKay International Equity — Service Class Adviser: New York Life Investments / Subadviser: MacKay	1.20%	(26.63)%	1.69%	4.89%
Non–Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.87%	(7.47)%	0.95%	1.91%
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.77%	(13.91)%	2.79%	5.45%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.83%	35.84%	10.78%	3.67%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	0.96%	(11.68)%	1.80%	0.68%
Large Cap Equity	MainStay VP S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ	0.37%	(18.40)%	9.00%	12.04%
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory LLC and Segall Bryant & Hamill, LLC	1.10%	(26.67)%	5.18%	8.61%
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	1.29%	0.94%	0.52%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	(20.71)%	2.54%	8.79%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	(21.03)%	0.34%	4.89%
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.82%	(20.87)%	6.73%	11.13%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	1.00%	(31.34)%	9.95%	12.65%
Large Cap Equity	AB VPS Relative Value Portfolio (formerly AB VPS Growth and Income Portfolio) — Class B Adviser: AllianceBernstein L.P.	0.84%	(4.42)%	7.82%	11.09%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	(13.66)%	5.06%	7.87%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.71%	(12.75)%	0.51%	1.12%
International/ Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.16%	(29.69)%	2.54%	6.58%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	(30.11)%	10.86%	13.38%
International/ Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	(22.25)%	2.07%	4.02%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.75%	(8.69)%	6.84%	11.08%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadviser: BlackRock (Singapore) Limited	1.01%	(16.07)%	3.25%	4.81%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Non–Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.80%	(10.56)%	2.35%	3.85%
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: NIMNA	1.03%	(46.52)%	4.83%	10.90%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.93%	(23.06)%	9.06%	11.08%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Legg Mason Partners Fund Advisor, LLC (“LMPFA”) / Subadviser: ClearBridge Investments, LLC	0.97%	(12.64)%	9.38%	N/A
Non–Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”)	1.00%	(16.16)%	(1.87)%	0.43%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.75%	(17.20)%	0.20%	1.15%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.13%	(8.97)%	4.74%	9.45%
Small/Mid Cap Equity	Delaware VIP® Small Cap Value Series — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.08%	(12.35)%	4.04%	8.92%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.21%	(7.74)%	2.50%	2.14%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	(13.38)%	N/A	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.85%	(26.49)%	8.39%	11.15%
International/ Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.17%	(20.37)%	1.46%	4.35%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.76%	(5.25)%	7.88%	9.91%
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.75%	(15.06)%	4.37%	6.66%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.88%	(38.32)%	12.80%	14.81%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.88%	(12.62)%	N/A	N/A
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC	0.42%	(16.21)%	N/A	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.65%	(13.21)%	0.38%	1.28%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.86%	(14.97)%	5.68%	9.69%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.90%	(16.82)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.87%	(16.03)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.84%	(14.99)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.85%	(13.29)%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.89%	(13.18)%	N/A	N/A
International/ Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.16%	(18.50)%	1.26%	4.15%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.12%	(16.04)%	6.74%	10.60%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.96%	(16.15)%	9.35%	13.10%
International/ Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	0.89%	(19.61)%	6.29%	8.88%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.15%	(23.75)%	2.77%	7.56%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.03%	(16.69)%	8.18%	11.15%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	(9.00)%	7.32%	10.59%
International/ Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.21%	(17.80)%	2.43%	4.42%
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.04%	(17.43)%	8.62%	11.41%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.07%	(27.22)%	(1.68)%	3.06%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	(28.83)%	6.77%	9.95%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	0.92%	(7.87)%	1.67%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.11%	(10.24)%	0.22%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.77%	(5.84)%	(0.02)%	0.32%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.77%	(14.39)%	(0.28)%	0.82%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: LMPFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.76%	(17.28)%	(0.80)%	N/A

Portfolio Company Objective [Text Block]	Type
Portfolio Company Name [Text Block]	PortfolioAdviser/Sub-adviser
Temporary Fee Reductions, Current Expenses [Text Block]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2022 reflect temporary fee reductions under such an arrangement.
New York Life Premier Advisory Variable Annuity | LiquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Liquidity Risk. This policy is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the policy. There may be adverse tax consequences if you make early withdrawals under the policy. In addition, if you purchase the IPR, you may be subject to an IPR Termination and Withdrawal Charge if you make withdrawals in excess of the IPR Free Withdrawal Amount in the first three Policy Years. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon.
New York Life Premier Advisory Variable Annuity | ConditionsToPolicyBenefitsMember
Prospectus:
Principal Risk [Text Block]	Conditions to Policy Benefits. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: •You may need to take early or excess withdrawals which have the potential to substantially reduce the Standard Death Benefit available under the policy. Withdrawals (excluding withdrawals to pay Advisory Feesin states other than New York), could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.•The IPR requires that you hold the policy for a certain number of years (the Holding Period) in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the rider, and you will be assessed an IPR Termination and Withdrawal Charge if the surrender occurs within the first three Policy Years, which can significantly increase your costs under the policy. If you take withdrawals during the Holding Period (not including withdrawals to pay Advisory Fees in states other than New York), the benefit provided by the IPR will be reduced proportionally by any such withdrawals, even if such withdrawals are within the IPR Free Withdrawal Amount. If your Accumulation Value is less than the IPR Guaranteed Amount at the time the withdrawal is requested, the reduction in your Guaranteed Amount will be greater than the dollar amount withdrawn. Please note that such withdrawals will also be subject to an IPR Termination and Withdrawal Charge if they are made within the first three Policy Years and exceed the IPR Free Withdrawal Amount. Accordingly, under certain circumstances, a withdrawal could reduce the value of the IPR Guaranteed Amount by more than the dollar amount of the withdrawal and you may have to pay an extra charge for it. See “CHARGES AND DEDUCTIONS—Transaction Expenses—IPR Termination and Withdrawal Charge” for an example demonstrating when such circumstances could occur.In addition, if you purchase the IPR, you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account, or you will be limited in the amount you can allocate to the Investment Divisions (based on certain thresholds for Asset Allocation Categories); and•The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals (excluding withdrawals to pay Advisory Fees in states other than New York) will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. If your Accumulation Value is less than the amount guaranteed by the ADBR at the time the withdrawal is requested, the reduction in the death benefit guaranteed by the rider will be greater than the dollar amount withdrawn.
New York Life Premier Advisory Variable Annuity | AlternativesToThePolicyMember
Prospectus:
Principal Risk [Text Block]	Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. This policy may not be appropriate for investors who do not wish to have ongoing investment advice and monitoring services from the Investment Adviser.
New York Life Premier Advisory Variable Annuity | InvestmentRestrictionsMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions. We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment Divisions, as well as the DCA Advantage Account. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions more than 25 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging and automatic asset rebalancing. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy. If you elect the IPR, there are restrictions that limit the investments that you may choose. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Investment Divisions had you not been subject to any investment restrictions. See APPENDIX 1B and 1C for a list of the investment options available with the IPR.
New York Life Premier Advisory Variable Annuity | PotentialHarmfulTransferActivityMember
Prospectus:
Principal Risk [Text Block]	Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers among the Investment Divisions under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: •Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;•Increased administrative and Fund brokerage expenses; and/or•Dilution of the interests of long-term investors.A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.)
New York Life Premier Advisory Variable Annuity | FeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Fees and Charges. Deduction of policy fees and charges (including withdrawals to pay Advisory Fees in states other than New York), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page.
New York Life Premier Advisory Variable Annuity | DCAAdvantageAccountRatesMember
Prospectus:
Principal Risk [Text Block]	DCA Advantage Account Rates. The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable. In addition, your investment adviser representative will charge you an Advisory Fee with respect to assets allocated to the DCA Advantage Account. Such fees will effectively reduce the amount of interest you earn on such amounts.
New York Life Premier Advisory Variable Annuity | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be. Currently, we require you to pay Advisory Fees directly from your policy’s Accumulation Value in states other than New York. See APPENDIX 2 State Variations for information about payment of the Advisory Fee in New York. These Advisory Fees are in addition to policy fees and expenses described in this prospectus. These withdrawals will reduce your Accumulation Value by the amount withdrawn, may reduce your Standard Death Benefit and other optional benefits, and although we do not consider them to be taxable withdrawals, the IRS and state taxing authorities could disagree and these withdrawals may be subject to federal and state income taxes and a 10% federal penalty tax. See “FEDERAL TAX MATTERS—Payment of Investment Advisory Fees” for more information.
New York Life Premier Advisory Variable Annuity | RisksAffectingourAdmistrationofyourPolicyMember
Prospectus:
Principal Risk [Text Block]	Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See the SAI “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
New York Life Premier Advisory Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this policy.
Principal Risk [Text Block]	Poor Investment Performance. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options chosen. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolios’ investments. Each investment option has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus which can be found online at https://dfinview.com/NewYorkLife/TAHD/premieradvisory. You can also request this information at no cost by calling your investment adviser representative, contacting NYLIAC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierAdvisoryProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision.
New York Life Premier Advisory Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This policy is not designed for short-term investing and may not be appropriate for an investor who readily needs access to cash. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect the IPR, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider. Moreover, if you withdraw more than the IPR Free Withdrawal Amount (not including withdrawals to pay Advisory Fees in states other than New York) within the first three Policy Years, you will incur an IPR Termination and Withdrawal Charge, which could substantially increase your costs under the Policy.
New York Life Premier Advisory Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options you choose and the crediting rate of the DCA Advantage Account.•Each investment option and the DCA Advantage Account has its own unique risks.•You should review the prospectuses for the available Portfolios and the description in this prospectus of the DCA Advantage Account before making an investment decision.
New York Life Premier Advisory Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, including with respect to the DCA Advantage Account, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling 1-800-598-2019.
Principal Risk [Text Block]	Insurance Company Risks. Any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling 1-800-598-2019.
New York Life Premier Advisory Variable Annuity | MainstayVPAmericanCenturySustainableEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP American Century Sustainable Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life InvestmentManagement LLC (“New York Life Investments”)
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(7.93%)
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	8.97%
New York Life Premier Advisory Variable Annuity | MainstayVPBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Balanced — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(5.97%)
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	7.23%
New York Life Premier Advisory Variable Annuity | MainstayVPBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.72%
New York Life Premier Advisory Variable Annuity | MainstayVPCBREGlobalInfrastructurePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP CBRE Global Infrastructure — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(6.22%)
Average Annual Total Returns, 5 Years [Percent]	(6.60%)
Average Annual Total Returns, 10 Years [Percent]	(3.68%)
New York Life Premier Advisory Variable Annuity | MainstayVPConservativeAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Conservative Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(12.27%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.08%
New York Life Premier Advisory Variable Annuity | MainstayVPEpochUSEquityYieldPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Epoch U.S. Equity Yield — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch Investment Partners, Inc. (“Epoch”)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(2.74%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	8.86%
New York Life Premier Advisory Variable Annuity | MainstayVPEquityAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Equity Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(17.85%)
Average Annual Total Returns, 5 Years [Percent]	4.08%
Average Annual Total Returns, 10 Years [Percent]	7.79%
New York Life Premier Advisory Variable Annuity | MainstayVPFidelityInstitutionalAMUtilitiesPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP Fidelity Institutional AM® Utilities — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	FIAM LLC (“FIAM”)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	5.31%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	8.29%
New York Life Premier Advisory Variable Annuity | MainstayVPFloatingRatePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non–InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP Floating Rate — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(1.49%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	2.84%
New York Life Premier Advisory Variable Annuity | MainstayVPGrowthAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Growth Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(14.64%)
Average Annual Total Returns, 5 Years [Percent]	3.72%
Average Annual Total Returns, 10 Years [Percent]	6.88%
New York Life Premier Advisory Variable Annuity | MainstayVPIncomeBuilderPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Income Builder — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch and MacKay Shields LLC (“MacKay”)
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	5.52%
New York Life Premier Advisory Variable Annuity | MainstayVPIQHedgeMultiStrategyPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	MainStay VP IQ Hedge Multi-Strategy — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	IndexIQ Advisors LLC (“IndexIQ”)
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(8.70%)
Average Annual Total Returns, 5 Years [Percent]	(0.88%)
Average Annual Total Returns, 10 Years [Percent]	(1.60%)
New York Life Premier Advisory Variable Annuity | MainstayVPJanusHendersonBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Janus Henderson Balanced — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC (“Janus Henderson”)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(16.60%)
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	8.21%
New York Life Premier Advisory Variable Annuity | MainstayVPMackayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non–InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay Convertible — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(12.89%)
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	9.77%
New York Life Premier Advisory Variable Annuity | MainstayVPMackayGovernmentPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay Government — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(11.51%)
Average Annual Total Returns, 5 Years [Percent]	(0.93%)
Average Annual Total Returns, 10 Years [Percent]	(0.02%)
New York Life Premier Advisory Variable Annuity | MainstayVPMackayHighYieldCorporateBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non–InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay High Yield Corporate Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(8.29%)
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	3.97%
New York Life Premier Advisory Variable Annuity | MainstayVPMackayInternationalEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MainStay VP MacKay International Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(26.63%)
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	4.89%
New York Life Premier Advisory Variable Annuity | MainstayVPMackayStrategicBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non–InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay Strategic Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(7.47%)
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	1.91%
New York Life Premier Advisory Variable Annuity | MainstayVPModerateAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Moderate Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.91%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	5.45%
New York Life Premier Advisory Variable Annuity | MainstayVPNaturalResourcesPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP Natural Resources — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC ("NIMNA")
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	35.84%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	3.67%
New York Life Premier Advisory Variable Annuity | MainstayVPPIMCORealReturnPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP PIMCO Real Return — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(11.68%)
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	0.68%
New York Life Premier Advisory Variable Annuity | MainstayVPSP500IndexPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP S&P 500 Index — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	IndexIQ
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(18.40%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	12.04%
New York Life Premier Advisory Variable Annuity | MainstayVPSmallCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Small Cap Growth — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Brown Advisory LLC and Segall Bryant & Hamill, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(26.67%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.61%
New York Life Premier Advisory Variable Annuity | MainstayVPUSGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	MainStay VP U.S. Government Money Market — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	1.29%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	0.52%
New York Life Premier Advisory Variable Annuity | MainstayVPWellingtonMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Wellington Mid Cap — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(20.71%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	8.79%
New York Life Premier Advisory Variable Annuity | MainstayVPWellingtonSmallCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Wellington Small Cap — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(21.03%)
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	4.89%
New York Life Premier Advisory Variable Annuity | MainstayVPWellingtonUSEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Wellington U.S. Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(20.87%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	11.13%
New York Life Premier Advisory Variable Annuity | MainstayVPWinslowLargeCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Winslow Large Cap Growth — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(31.34%)
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	12.65%
New York Life Premier Advisory Variable Annuity | ABVPSRelativeValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio (formerly AB VPS Growth and Income Portfolio) — Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(4.42%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	11.09%
New York Life Premier Advisory Variable Annuity | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM (“CRMC”)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
New York Life Premier Advisory Variable Annuity | AmericanFundsISTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	American Funds IS The Bond Fund of America®— Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
New York Life Premier Advisory Variable Annuity | AmericanFundsISGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds IS Global Small Capitalization Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
New York Life Premier Advisory Variable Annuity | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds IS Growth Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
New York Life Premier Advisory Variable Annuity | AmericanFundsISNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds IS New World Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
New York Life Premier Advisory Variable Annuity | AmericanFundsISWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors FundSM — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
New York Life Premier Advisory Variable Annuity | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock® Global Allocation V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC (“BlackRock”)
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.81%
New York Life Premier Advisory Variable Annuity | BlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Non–InvestmentGrade Bond
Portfolio Company Name [Text Block]	BlackRock® High Yield V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(10.56%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	3.85%
New York Life Premier Advisory Variable Annuity | BNYMellonIPTechnologyGrowthPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	BNY Mellon IP Technology Growth Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	NIMNA
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(46.52%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	10.90%
New York Life Premier Advisory Variable Annuity | BNYMellonSustainableUSEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(23.06%)
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	11.08%
New York Life Premier Advisory Variable Annuity | ClearBridgeVariableAppreciationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Appreciation Portfolio — Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(12.64%)
Average Annual Total Returns, 5 Years [Percent]	9.38%
New York Life Premier Advisory Variable Annuity | ColumbiaVariablePortfolioEmergingMarketsBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Non–InvestmentGrade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC (“Columbia”)
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(16.16%)
Average Annual Total Returns, 5 Years [Percent]	(1.87%)
Average Annual Total Returns, 10 Years [Percent]	0.43%
New York Life Premier Advisory Variable Annuity | ColumbiaVariablePortfolioIntermediateBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(17.20%)
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.15%
New York Life Premier Advisory Variable Annuity | ColumbiaVariablePortfolioSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Small Cap Value Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(8.97%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	9.45%
New York Life Premier Advisory Variable Annuity | DelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Name [Text Block]	Delaware VIP® Small Cap Value Series — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(12.35%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
New York Life Premier Advisory Variable Annuity | DWSAlternativeAssetAllocationVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP — Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc.
Portfolio Company Subadviser [Text Block]	RREEF America LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	2.14%
New York Life Premier Advisory Variable Annuity | FidelityVIPBondIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
New York Life Premier Advisory Variable Annuity | FidelityVIPContrafundSMPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
New York Life Premier Advisory Variable Annuity | FidelityVIPEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(20.37%)
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	4.35%
New York Life Premier Advisory Variable Annuity | FidelityVIPEquityIncomePortfolioSMServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(5.25%)
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	9.91%
New York Life Premier Advisory Variable Annuity | FidelityVIPFundsMangers60PortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio — Service Class
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(15.06%)
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	6.66%
New York Life Premier Advisory Variable Annuity | FidelityVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(38.32%)
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
New York Life Premier Advisory Variable Annuity | FidelityVIPHealthCarePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
New York Life Premier Advisory Variable Annuity | FidelityVIPInternationalIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(16.21%)
New York Life Premier Advisory Variable Annuity | FidelityVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
New York Life Premier Advisory Variable Annuity | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
New York Life Premier Advisory Variable Annuity | FranklinTempletonAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. (“Franklin Advisers”)
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(16.82%)
New York Life Premier Advisory Variable Annuity | FranklinTempletonModeratelyAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
New York Life Premier Advisory Variable Annuity | FranklinTempletonModerateModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderate Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(14.99%)
New York Life Premier Advisory Variable Annuity | FranklinTempletonModeratelyConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(13.29%)
New York Life Premier Advisory Variable Annuity | FranklinTempletonConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(13.18%)
New York Life Premier Advisory Variable Annuity | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(18.50%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	4.15%
New York Life Premier Advisory Variable Annuity | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(16.04%)
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
New York Life Premier Advisory Variable Annuity | JanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
New York Life Premier Advisory Variable Annuity | JanusHendersonGlobalResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(19.61%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	8.88%
New York Life Premier Advisory Variable Annuity | MFSInternationalIntrinsicValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio — Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company (“MFS”)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(23.75%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	7.56%
New York Life Premier Advisory Variable Annuity | MFSInvestorsTrustSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MFS® Investors Trust Series — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(16.69%)
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	11.15%
New York Life Premier Advisory Variable Annuity | MFSMidCapValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid CapEquity
Portfolio Company Name [Text Block]	MFS® Mid Cap Value Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(9.00%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	10.59%
New York Life Premier Advisory Variable Annuity | MFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(17.80%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.42%
New York Life Premier Advisory Variable Annuity | MFSResearchSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MFS® Research Series — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(17.43%)
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	11.41%
New York Life Premier Advisory Variable Annuity | MorganStanleyVIFUSRealEstatePortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(27.22%)
Average Annual Total Returns, 5 Years [Percent]	(1.68%)
Average Annual Total Returns, 10 Years [Percent]	3.06%
New York Life Premier Advisory Variable Annuity | NeubergerBermanAMTMidCapGrowthPortfolioClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(28.83%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.95%
New York Life Premier Advisory Variable Annuity | PIMCOVITIncomePortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(7.87%)
Average Annual Total Returns, 5 Years [Percent]	1.67%
New York Life Premier Advisory Variable Annuity | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(10.24%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
New York Life Premier Advisory Variable Annuity | PIMCOVITLowDurationPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	0.32%
New York Life Premier Advisory Variable Annuity | PIMCOVITTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
New York Life Premier Advisory Variable Annuity | WesternAssetCorePlusVITPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(17.28%)
Average Annual Total Returns, 5 Years [Percent]	(0.80%)
New York Life Premier Advisory Variable Annuity | IPR10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | IPR12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | IPR13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Advisory Variable Annuity | IPR14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Advisory Variable Annuity | IPR15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Advisory Variable Annuity | IPRR10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | IPRR12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | IPRR13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Advisory Variable Annuity | IPRR14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Advisory Variable Annuity | IPRR15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Advisory Variable Annuity | AnnualDeathBenefitResetADBRRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Purpose of Benefit [Text Block]	Provides a new locked-in higher death benefit each year from the Policy Date(“Reset Anniversary”), if your investments increase in value.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application.•Resets will continue on Reset Anniversaries until the Owner(or Annuitant if the Owner is not a natural person) is age 85.•Withdrawals, other than those made to pay Advisory Fees (in states other than New York), could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).•Withdrawals to pay Advisory Fees (in states other than New York) will reduce your Accumulation Value on a dollar-for-dollar basis.•You cannot cancel the rider without surrendering the policy.NAME OFBENEFITPURPOSEMAXIMUM FEEBRIEF DESCRIPTION OFRESTRICTIONS/LIMITATIONS•The rider is not available for Inherited Non-Qualified policies.
Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Operation of Benefit [Text Block]	Annual Death Benefit Reset RiderYou may enhance your Policy’s Standard Death Benefit by purchasing the optional ADBR Rider. The ADBR Rider is available only at the time of application. You cannot cancel this Rider without surrendering your policy. The rider is not available for Inherited Non-Qualified polices. If you purchase this rider and you die prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment in Good Order. For policies owned by a grantor trust, benefits will be paid upon the death of an Annuitant. With this rider, your death benefit will be the greater of: (a)the Standard Death Benefit payable under the policy (See “DESCRIPTION OF BENEFITS –The Standard Death Benefit–Death Before Annuity Commencement”); or(b)the ADBR Reset Value, as defined in the next paragraph, plus any additional premium payments made since the most recent “Reset Anniversary,” less proportional withdrawals (“ADBR Reset Value Proportional Reductions”) made since the most recent Reset Anniversary; or(c)any death benefit available under any other rider attached to the policy.We automatically calculate the ADBR Reset Value, with respect to any policy, every year from the Policy Date (“Reset Anniversary”) until you reach age 85. For policies owned by a grantor trust, the ADBR Reset Value will be calculated until any grantor reaches age 85. On the First Policy Anniversary, the ADBR Reset Value is defined as the greater of (a) the Accumulation Value on the first Policy Anniversary or (b) the Return of Premium Death Benefit. The ADBR Reset Value on the second and each subsequent Reset Anniversary is defined as the greatest of (a) the Accumulation Value on the current Reset Anniversary or (b) the ADBR Reset Value on the prior Reset Anniversary, plus any premium payments applied since the prior Reset Anniversary, less any ADBR Reset Value Proportional Reductions since the prior Reset Anniversary. The rider benefit will no longer reset after the Owner’s death. The only exception is if the policy remains in force under the spousal option provision of the Policy, if available. If the Owner is not a natural person, including a grantor trust, the rider benefit will no longer reset after the death of the Annuitant. In addition, in jurisdictions where approved, if an ownership change or assignment of the policy is made, other than as explicitly described in the rider, the rider will terminate, and no ADBR Reset Value will be payable. If the rider is terminated, the death benefit payable will be the benefit provided in the “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement” section of this Prospectus. An ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, (excluding amounts withdrawn to pay Advisory Fees in states other than New York), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the ADBR Reset Value immediately preceding the withdrawal. We have set forth below an example of how the ADBR Rider works and how the ADBR Reset Value Proportional Reductions is calculated for an owner who is age 63 (in states other than New York). The current annual rider charge is 0.25% of the Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, we have assumed the following: (1)you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);(2)in your first policy year, you have experienced market gains. After the deduction of all policy fees and charges, including Advisory Fees, your Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Policy Year 1 ADBR Reset Value);(3)in the third quarter of policy year 2, after deduction of all policy fees and charges, including Advisory Fees, your current Accumulation Value is $240,000;(4)you make a withdrawal of $15,000 in the third quarter of Policy Year 2 when your Accumulation Value is $240,000;(5)you die immediately after the withdrawal;(6)the Accumulation Value on the date we receive the necessary requirements to pay the death benefit is $225,000 ($240,000 Accumulation Value – $15,000 withdrawal); and(7)the Death Benefit is the greatest of:a)the Accumulation Value on the date we receive the necessary requirements to pay the death benefit= $225,000b)the Return of Premium Death Benefit= $187,500 calculated as described below:To calculate the Return of Premium Death Benefit, you must first determine the value of any Return of Premium Death Benefit Proportional Withdrawal. The Return of Premium Death Benefit Proportional Withdrawal equals the amount of partial withdrawals (not including any amounts withdrawn to pay Advisory Fees) ($15,000) divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the Return of Premium Death Benefit immediately preceding the withdrawal ($200,000): •($15,000/$240,000) x $200,000 = $12,500 is the proportional reduction.The total amount of premium payments made under the policy ($200,000) minus the Return of Premium Death Benefit Proportional Withdrawal ($12,500) equals the Return of Premium Death Benefit ($187,500). c)the Policy Year 2 “ADBR Reset Value,” which is the greatest of:1.the Accumulation Value on the date we receive the necessary requirements to pay the death benefit or= $225,0002.the prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments since the prior Reset Anniversary ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625).= $234,375 calculated as described below:To calculate the ADBR Reset Value, you must first determine the value of any ADBR Reset Value Proportional Reduction. The ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, (excluding amounts withdrawn to pay Advisory Fees) ($15,000), divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the ADBR Reset Value immediately preceding the withdrawal ($250,000). •($15,000/$240,000) x $250,000 = $15,625The prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments since the prior Reset Anniversary ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625) equals $234,375.00. In this example, your Beneficiary would receive $234,375.00. Impact of Advisory Fees on the ADBR (in states other than New York) Here is an example of how withdrawals to pay Advisory Fees impact the ADBR Rider. We have assumed the following: (1)you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made — this is the Return of Premium Death Benefit);(2)in your first policy year, after the deduction of all cumulative fees and charges, including Advisory Fees, you have experienced positive market performance and your Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Policy Year 1 ADBR Reset Value);(3)in your second policy year, after the deduction of all cumulative fees and charges, including Advisory Fees, your current Accumulation Value has dropped to $240,000 on your second Policy Anniversary;(4)you die in your second policy year when your Accumulation Value is $240,000;(5)the Death Benefit is the greatest of:a)the Accumulation Value= $240,000b)the Return of Premium Death Benefit= $200,000c)the Policy Year 2 “ADBR Reset Value,” which is the greatest of:1.the Accumulation Value or= $240,0002.the prior ADBR Reset Value as of the last Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary.= $250,000The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any proportional reductions due to partial withdrawals other than those to pay Advisory Fees), your highest ADBR Reset Value, or your Accumulation Value. Advisory fees do not proportionally reduce the Return of Premium Death Benefit as calculated in section (5)(b) above. They do, however, reduce the Accumulation Value by the amount withdrawn, thus limiting potential increases in the Accumulation Value as calculated in section (5)(a), and limiting potential increases to the ADBR Reset Value in (5)(c). In this example, your Beneficiary would receive the ADBR Reset Value of $250,000.00. The ADBR Rider ends upon the earliest of the following: 1)the Annuity Commencement Date,2)the date you surrender the policy,3)an ownership change or assignment of the policy, other than as described in the rider, or4)the date we terminate the policy.Notwithstanding the foregoing, if your spouse, as the sole primary Beneficiary, elects to continue the policy as the new Owner upon your death, the Rider will not end and all of the Rider’s provisions and quarterly charges will continue to be deducted as if the new Owner had purchased the policy on the original Policy Date. You cannot cancel this Rider without surrendering your policy.
New York Life Premier Advisory Variable Annuity | IPRAdvisoryMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	IPR - Advisory
Purpose of Benefit [Text Block]	Protects your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the IPR Guaranteed Amount.You may request to reset the IPR Guaranteed Amount (an IPR Reset) under certain circumstances.In all states other than New York, includes an IPR Death
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application.•You should not select this rider unless you intend to keep the policy for at least as long as the Holding Period you’ve selected.•This rider provides no benefit if you surrender the policy before the end of the Holding Period.•Restricts the availability of certain investment options.•Premium payments are only permitted (a) in the first Policy Year or (b) after a specified Holding Period.•Withdrawals, other than those taken to pay NAME OF BENEFITPURPOSEMAXIMUM FEEBRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONSBenefit which is payable upon the death of the Owner if the Owner’s spouse does not elect to continue the policy.and/or (iii) takes a partial withdrawal in excess of the IPR Free Withdrawal Amount. The charge is calculated as a percentage of the amount guaranteed under the rider (the IPR Guaranteed Amount) that exceeds the IPR Free Withdrawal Amount. Withdrawals to pay Advisory Fees do not count towards the IPR Free Withdrawal Amount.)Advisory Fees in states other than New York, could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn). During the first three Policy Years, if you take a withdrawal in excess of the IPR Free Withdrawal Amount, you will incur an IPR Termination and Withdrawal Charge.•Deductions to pay Advisory Fees (in states other than New York) will reduce your Accumulation Value on a dollar-for-dollar basis.•An IPR Reset starts a new Holding Period. New annual charges and Termination and Withdrawal Charges may apply after you elect an IPR Reset.•IPR Reset rights may be suspended or discontinued and are subject to age limits•Only available to policy owners aged 75 or younger.•The rider is not available for Inherited IRA, Inherited Roth IRA, or Inherited Non-Qualified policies.
Name of Benefit [Text Block]	IPR - Advisory
New York Life Premier Advisory Variable Annuity | IPRTerminationandWithdrawalChargeMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
New York Life Premier Advisory Variable Annuity | AutomaticAssetRebalancingMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances your Variable Accumulation Value (either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment Division at a pre–set level.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot be used with the traditional Dollar Cost Averaging option.•You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Operation of Benefit [Text Block]	This policy feature, which is available at no additional cost, allows you to automatically maintain the percentage of your Variable Accumulation Value allocated to each Investment Division at a pre-set level. In states other than New York, unless you opt out of AAR on your application or in a subsequent notice, your policy will be subject to AAR. In New York, you must affirmatively elect AAR on your application or in a subsequent notice for your policy to be subject to AAR. AAR works as follows: You might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP MacKay Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP MacKay International Equity Investment Division. Over time, the fluctuations in returns from each of these Investment Divisions will shift the percentages of your Variable Accumulation Value in each Investment Division. Using AAR, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You can choose to have AAR transfers made on your quarterly, semi-annual, or annual Policy Anniversary. If at any time you elect not to use the AAR feature and then change your mind, you or your investment adviser representative must send a completed AAR request form to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or by any other method we make available. The VPSC must receive the completed AAR request form at least five Business Days before the date that the rebalancing is scheduled to begin. If we receive your completed AAR request form for this option less than five Business Days prior to the date you request rebalancing to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Faxed and e-mailed AAR requests are not currently accepted; however, we reserve the right to accept them at our discretion. You may modify an existing AAR by contacting us by phone at the number provided in the “CONTACTING NYLIAC” section of this Prospectus. We will suspend AAR automatically if the Variable Accumulation Value is less than $2,500 on a reallocation date. Once the Variable Accumulation Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. AAR may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangement. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer. You may cancel the AAR feature at any time by sending a written cancellation request in Good Order to the VPSC or by contacting us by phone or online as described in the “CONTACTING NYLIAC” section of this Prospectus. You may not elect the AAR feature if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.
New York Life Premier Advisory Variable Annuity | TraditionalDollarCostAveragingMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Traditional Dollar
Purpose of Benefit [Text Block]	Automatically transfers a
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot be used with the NAME OFBENEFITPURPOSEMAXIMUM FEEBRIEF DESCRIPTION OFRESTRICTIONS/LIMITATIONSCost Averagingspecific amount of money from any Investment Division to any combination of Investment Divisions at set intervals.Automatic Asset Rebalancing option, or with an investment preservation rider.•You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,000 to continue as scheduled.
Name of Benefit [Text Block]	Traditional Dollar
Operation of Benefit [Text Block]	Traditional Dollar Cost Averaging (not available with the IPR)
New York Life Premier Advisory Variable Annuity | TheDCAAdvantageAccountMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	The DCA Advantage Account
Purpose of Benefit [Text Block]	Allows you to set up automatic dollar cost averaging using the DCA Advantage Account when you make an initial premium payment or a subsequent premium payment of at least $2,000. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in up to six monthly increments and pays you interest on amounts remaining in the DCA Advantage Account.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•DCA Advantage Account duration may not extend beyond the Annuity Commencement Date.•You may not have more than one DCA Advantage Account open at the same time.•You must allocate a minimum of $2,000 to the DCA Advantage Account, any premium payment less than $2,000 will be allocated directly to the Investment Divisions in accordance with the instructions we have on file.•You cannot make transfers into the DCA Advantage Account from any Allocation Option.•The annual effective interest rate for the DCA Advantage Account shown on your Policy Data Page applies only to your initial premium payment. Interest rates applied to subsequent premium payments allocated to the DCA Advantage Account may differ.•The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC’s general account and are subject to its claims-paying ability.
Name of Benefit [Text Block]	The DCA Advantage Account
Operation of Benefit [Text Block]	The DCA Advantage Account
New York Life Premier Advisory Variable Annuity | PaymentsReturnedMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0
New York Life Premier Advisory Variable Annuity | IPRMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	Applies during the first three Policy Years and is assessed if the policy owner (i) cancels the IPR; (ii) surrenders the policy; and/or (iii) takes a partial withdrawal in excess of the IPR Free Withdrawal Amount. For variations to the IPR Termination and Withdrawal Charge and IPR Free Withdrawal Amount applicable to policies issued in New York, see APPENDIX 2 – State Variations.
Offered Starting [Date]	Apr. 30, 2023
Optional Benefit Expense, Footnotes [Text Block]	Applies during the first three Policy Years and is assessed if the policy owner (i) cancels the IPR; (ii) surrenders the policy; and/or (iii) takes a partial withdrawal in excess of the IPR Free Withdrawal Amount. For variations to the IPR Termination and Withdrawal Charge and IPR Free Withdrawal Amount applicable to policies issued in New York, see APPENDIX 2 – State Variations.
Operation of Benefit [Text Block]	Investment Preservation Rider – Advisory
New York Life Premier Advisory Variable Annuity | IPRAdvisoryDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	IPR – Advisory Death Benefit
Purpose of Benefit [Text Block]	A death benefit that is available if you purchase the IPR. The IPR guarantees that your beneficiaries will receive the greater of: (i) the Standard Death Benefit; (ii) any death benefit available under any other rider attached to your policy; or (iii) the IPR Death Benefit.
Brief Restrictions / Limitations [Text Block]	•Only Available at the time of application.•Only payable if the Owner’s spouse does not elect to continue the policy pursuant to its spousal continuance option. If the Owner’s spouse elects to continue the policy, the IPR will continue and the IPR Death Benefit will not be paid.•See the next table “OPTIONAL LIVING BENEFITS AVAILABLE FOR A FEE—IPR – Advisory” for more information about the restrictions and limitations applicable to the IPR.•Not available in New York. See APPENDIX 2 – State Variations
Name of Benefit [Text Block]	IPR – Advisory Death Benefit
New York Life Premier Advisory Variable Annuity | AutomaticAssetReallocationMember
Prospectus:
Operation of Benefit [Text Block]	Automatic Asset Rebalancing
New York Life Premier Advisory Variable Annuity | DollarCostAveragingMember
Prospectus:
Operation of Benefit [Text Block]	Dollar Cost Averaging ProgramsThe main objective of dollar cost averaging is to achieve an average cost per Accumulation Unit that is lower than the average price per Accumulation Unit during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit in rising markets or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of varying price levels. We do not count transfers under dollar cost averaging as part of your 25 free transfers each Policy Year. There is no charge imposed for either of the Dollar Cost Averaging programs. We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP U.S. Government Money Market Investment Division to the MainStay VP Wellington U.S. Equity—Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:
Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33
Total	$400	$38.00	43.83
The average unit price is calculated as follows:
Total unit price	=	$38.00	=	$9.50
Number of months		4
The average unit cost is calculated as follows:
Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83
In this example, with dollar cost averaging you would have paid an average of $9.13 per unit while the average price per unit during the purchase period was $9.50. Keep in mind that it is also possible for dollar cost averaging to result in a loss. For example, if Accumulation Unit Values had increased rapidly over the four-month period used in the example above, you would have achieved a lower average unit cost by making the entire purchase in the first month.
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPAmericanCenturySustainableEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPCBREGlobalInfrastructurePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPConservativeAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPEpochUSEquityYieldPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPEquityAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPFidelityInstitutionalAMUtilitiesPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPFloatingRatePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPIncomeBuilderPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPIQHedgeMultiStrategyPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPJanusHendersonBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPMackayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPMackayGovernmentPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPMackayHighYieldCorporateBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPMackayInternationalEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPMackayStrategicBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPModerateAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPNaturalResourcesPortfolioInitialClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPPIMCORealReturnPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPSP500IndexPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPSmallCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPUSGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPWellingtonMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPWellingtonSmallCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPWellingtonUSEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MainstayVPWinslowLargeCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | ABVPSRelativeValuePortfolioClassBMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | AmericanFundsISTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | AmericanFundsISGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | AmericanFundsISNewWorldFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | AmericanFundsISWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | BlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | BNYMellonIPTechnologyGrowthPortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | BNYMellonSustainableUSEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | ClearBridgeVariableAppreciationPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioEmergingMarketsBondFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioIntermediateBondFundClass2Member
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioSmallCapValueFundClass2Member
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | DelawareVIPSmallCapValueSeriesServiceClassMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | DWSAlternativeAssetAllocationVIPClassBMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FidelityVIPBondIndexPortfolioServiceClass2Member
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FidelityVIPContrafundSMPortfolioServiceClass2Member
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FidelityVIPEmergingMarketsPortfolioServiceClass2Member
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FidelityVIPEquityIncomePortfolioSMServiceClass2Member
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FidelityVIPFundsMangers60PortfolioServiceClassMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FidelityVIPGrowthOpportunitiesPortfolioServiceClass2Member
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FidelityVIPHealthCarePortfolioServiceClass2Member
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FidelityVIPInternationalIndexPortfolioServiceClass2Member
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FidelityVIPInvestmentGradeBondPortfolioServiceClass2Member
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FidelityVIPMidCapPortfolioServiceClass2Member
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FranklinTempletonAggressiveModelPortfolioClassIIMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FranklinTempletonModeratelyAggressiveModelPortfolioClassIIMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FranklinTempletonModerateModelPortfolioClassIIMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FranklinTempletonModeratelyConservativeModelPortfolioClassIIMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | FranklinTempletonConservativeModelPortfolioClassIIMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | JanusHendersonEnterprisePortfolioServiceSharesMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | JanusHendersonGlobalResearchPortfolioServiceSharesMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MFSInternationalIntrinsicValuePortfolioServiceClassMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MFSInvestorsTrustSeriesServiceClassMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MFSMidCapValuePortfolioServiceClassMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MFSResearchInternationalPortfolioServiceClassMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MFSResearchSeriesServiceClassMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | MorganStanleyVIFUSRealEstatePortfolioClassIIMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | NeubergerBermanAMTMidCapGrowthPortfolioClassSMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | PIMCOVITIncomePortfolioAdvisorClassMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | PIMCOVITLowDurationPortfolioAdvisorClassMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | PIMCOVITTotalReturnPortfolioAdvisorClassMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | InvestmentPreservationRider50Member | WesternAssetCorePlusVITPortfolioClassIIMember
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Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | IPRResetandtheRiderResetMember
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Offered Starting [Date]	May 01, 2023
New York Life Premier Advisory Variable Annuity | OptionalRidersMember
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Optional Benefit Expense, Footnotes [Text Block]	*For Annual Charges for IPR for policies with applications signed on or before April 30, 2023, see APPENDIX. 3
Optional Benefit Expense, Footnotes [Text Block]	*For Annual Charges for IPR for policies with applications signed on or before April 30, 2023, see APPENDIX. 3
New York Life Premier Advisory Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees your beneficiaries will receive a benefit at least equal to the greatest of: (i) your Accumulation Value or (ii) the Return of Premium Death Benefit.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals, other than those made to pay Advisory Fees, could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).•Withdrawals to pay Advisory Fees (in states other than New York) will reduce your Accumulation Value on a dollar for dollar basis.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Description of Benefits The Standard Death Benefit – Death Before Annuity Commencement